Debt - Additional Information (Details 3) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 26, 2024	Feb. 05, 2024	Dec. 14, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2024	Feb. 14, 2024	Jan. 31, 2024	Feb. 19, 2021
Debt Instrument [Line Items]
Aggregate principal amount			$ 3,500,000
Original issuance price				$ 0.61			$ 1.54
Change in fair value of convertible promissory notes				$ 544,000	$ 0	$ (34,000)	$ 0
Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,500,000	$ 1,000,000		$ 1,000,000
Net proceeds from issuance of convertible promissory notes	1,250,000	900,000
Debt discount upon issuance	$ 250,000	100,000
Increased principal amount agreed to advance		1,000,000	1,000,000
Aggregate principal amount		4,500,000	$ 4,500,000
Maximum floor price			$ 2							$ 2
Floor price									$ 0.294
CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 8,000,000
CP BF Lending, LLC [Member] | Term Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount											6,500,000
CP BF Lending, LLC [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount											$ 1,500,000
Maximum [Member]
Debt Instrument [Line Items]
Original issuance price					$ 8.58	$ 11.98
Time to maturity				6 years 29 days	6 years 29 days	6 years 29 days	6 years 29 days
Class A Common Stock [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 1,500,000
Class A Common Stock [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted				1,445,524
Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 1,800,000			$ 1,766,000
Outstanding principal amount						2,000,000
Interest expense						$ 0
Original issuance price			$ 10.96			$ 1.88
Estimated equity volatility			43.00%			71.00%
Time to maturity			6 months			5 months 15 days
Discounted market interest rate			14.90%			14.00%
Risk free rate			5.30%			5.28%
Probability of optional redemption rate			10.00%			10.00%
Change in fair value of convertible promissory notes						$ 34,000
Yorkville Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 3,064,000		1,766,000
Outstanding principal amount				3,000,000		$ 2,000,000
Interest expense				$ 0
Original issuance price				$ 0.61		$ 1.88
Estimated equity volatility				106.00%		71.00%
Time to maturity				2 months 15 days		5 months 15 days
Discounted market interest rate				16.50%		14.00%
Risk free rate				5.46%		5.28%
Probability of optional redemption rate				75.00%		10.00%
Gain (loss) on change in fair value of convertible notes liability				$ (544,000)
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 500,000
Net proceeds from issuance of convertible promissory notes			$ 1,800,000,000,000
Debt discount upon issuance			$ 200,000			$ 200,000
Prepayment premium			10.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Class A Common Stock [Member]
Debt Instrument [Line Items]
Conversion rate percentage of common stock outstanding			9.99%
Conversion of stock, shares converted				788,211
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 2,000,000
Debt instrument, increase in interest rate			18.00%
Repayment of convertible debt			$ 1,000,000
Percentage of repayment of convertible debt, amount			10.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, increase in interest rate			18.00%
Repayment of convertible debt			$ 1,000,000
Percentage of repayment of convertible debt, amount			10.00%
Subsequent Event [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount		1,000,000						$ 1,500,000
Increased principal amount agreed to advance		1,000,000						1,500,000
Aggregate principal amount		$ 4,500,000						$ 4,500,000
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 7,000,000